UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22293

T. Rowe Price U.S. Large-Cap Core Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

U.S. Large-Cap Core Fund

Investor Class (TRULX)

This annual shareholder report contains important information about U.S. Large-Cap Core Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Large-Cap Core Fund - Investor Class	$68	0.64%

What drove fund performance during the past 12 months?

  U.S. large-cap stocks recorded a positive double-digit return in 2025 as anticipation of interest rate cuts by the Federal Reserve and rising valuations in the technology sector driven by artificial intelligence spending outweighed U.S. trade policy uncertainty, signs of labor market weakness, and a federal government shutdown.

  The consumer discretionary sector contributed to relative performance versus the S&P 500 Index due to positive stock selection. Ulta Beauty was a key contributor as the beauty products retailer reported a string of better-than-expected earnings and gained share. The energy sector added value owing to favorable stock selection, driven by our holding in TechnipFMC, a UK oilfield services company.

  Information technology detracted the most from relative returns due to adverse stock selection and an underweight to the sector, which outpaced the benchmark. Accenture, a Dublin, Ireland-headquartered management and technology consulting services company, was a large detractor. Health care weighed on relative performance owing to negative stock selection. Eli Lilly & Co. led performance detractors in the sector due to an underweight position in the drugmaker, whose shares surged over the period.

  The fund relies on a core investing approach leveraging T. Rowe Price’s fundamental research platform to identify large U.S. companies that appear to offer the most favorable combination of business fundamentals, earnings growth potential, and reasonable valuation. Sector allocations are driven by bottom-up stock selection. Industrials and business services was the largest overweight versus the benchmark at year-end. Conversely, health care was the largest underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	9,984	10,097	10,135
2016	10,340	10,362	10,384
2016	10,633	10,818	10,784
2016	10,711	11,274	11,196
2017	11,514	11,921	11,875
2017	11,910	12,280	12,242
2017	12,200	12,842	12,790
2017	12,952	13,656	13,640
2018	12,881	13,568	13,537
2018	13,186	14,095	14,002
2018	14,089	15,099	15,081
2018	12,514	12,940	13,042
2019	14,074	14,757	14,822
2019	14,822	15,361	15,460
2019	15,009	15,540	15,723
2019	16,206	16,954	17,149
2020	13,026	13,410	13,788
2020	15,328	16,364	16,620
2020	16,721	17,871	18,105
2020	18,730	20,495	20,304
2021	19,750	21,796	21,558
2021	21,412	23,592	23,401
2021	21,394	23,568	23,537
2021	23,534	25,754	26,132
2022	22,241	24,395	24,931
2022	19,286	20,321	20,916
2022	18,347	19,413	19,895
2022	19,967	20,808	21,399
2023	20,787	22,302	23,004
2023	22,311	24,172	25,015
2023	21,929	23,386	24,196
2023	24,480	26,209	27,025
2024	27,748	28,835	29,878
2024	28,998	29,762	31,157
2024	29,912	31,616	32,992
2024	30,110	32,448	33,786
2025	29,057	30,916	32,343
2025	31,733	34,314	35,882
2025	33,517	37,120	38,797
2025	33,951	38,012	39,827

202501-4140694, 202601-5112879

F190-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
U.S. Large-Cap Core Fund (Investor Class)	12.76%	12.63%	13.00%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
S&P 500 Index (Strategy Benchmark)	17.88	14.42	14.82

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$17,853,184
  Number of Portfolio Holdings75
  Investment Advisory Fees Paid (000s)$22,045
  Portfolio Turnover Rate65.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	34.0%
Financials	12.6
Consumer Discretionary	10.5
Industrials & Business Services	9.9
Communication Services	9.7
Health Care	8.6
Consumer Staples	4.4
Energy	3.8
Materials	3.1
Other	3.4

Top Ten Holdings (as a % of Net Assets)

NVIDIA	8.6%
Microsoft	8.1
Apple	7.8
Alphabet	5.9
Broadcom	3.6
Amazon.com	2.9
Visa	2.9
JPMorgan Chase	2.1
Bank of America	1.9
Meta Platforms	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

U.S. Large-Cap Core Fund

Investor Class (TRULX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

U.S. Large-Cap Core Fund

Advisor Class (PAULX)

This annual shareholder report contains important information about U.S. Large-Cap Core Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Large-Cap Core Fund - Advisor Class	$103	0.97%

What drove fund performance during the past 12 months?

  U.S. large-cap stocks recorded a positive double-digit return in 2025 as anticipation of interest rate cuts by the Federal Reserve and rising valuations in the technology sector driven by artificial intelligence spending outweighed U.S. trade policy uncertainty, signs of labor market weakness, and a federal government shutdown.

  The consumer discretionary sector contributed to relative performance versus the S&P 500 Index due to positive stock selection. Ulta Beauty was a key contributor as the beauty products retailer reported a string of better-than-expected earnings and gained share. The energy sector added value owing to favorable stock selection, driven by our holding in TechnipFMC, a UK oilfield services company.

  Information technology detracted the most from relative returns due to adverse stock selection and an underweight to the sector, which outpaced the benchmark. Accenture, a Dublin, Ireland-headquartered management and technology consulting services company, was a large detractor. Health care weighed on relative performance owing to negative stock selection. Eli Lilly & Co. led performance detractors in the sector due to an underweight position in the drugmaker, whose shares surged over the period.

  The fund relies on a core investing approach leveraging T. Rowe Price’s fundamental research platform to identify large U.S. companies that appear to offer the most favorable combination of business fundamentals, earnings growth potential, and reasonable valuation. Sector allocations are driven by bottom-up stock selection. Industrials and business services was the largest overweight versus the benchmark at year-end. Conversely, health care was the largest underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	9,979	10,097	10,135
2016	10,325	10,362	10,384
2016	10,609	10,818	10,784
2016	10,677	11,274	11,196
2017	11,469	11,921	11,875
2017	11,859	12,280	12,242
2017	12,139	12,842	12,790
2017	12,880	13,656	13,640
2018	12,799	13,568	13,537
2018	13,096	14,095	14,002
2018	13,983	15,099	15,081
2018	12,408	12,940	13,042
2019	13,949	14,757	14,822
2019	14,685	15,361	15,460
2019	14,853	15,540	15,723
2019	16,026	16,954	17,149
2020	12,873	13,410	13,788
2020	15,135	16,364	16,620
2020	16,505	17,871	18,105
2020	18,470	20,495	20,304
2021	19,469	21,796	21,558
2021	21,088	23,592	23,401
2021	21,052	23,568	23,537
2021	23,134	25,754	26,132
2022	21,845	24,395	24,931
2022	18,927	20,321	20,916
2022	17,993	19,413	19,895
2022	19,562	20,808	21,399
2023	20,352	22,302	23,004
2023	21,831	24,172	25,015
2023	21,443	23,386	24,196
2023	23,911	26,209	27,025
2024	27,089	28,835	29,878
2024	28,282	29,762	31,157
2024	29,153	31,616	32,992
2024	29,318	32,448	33,786
2025	28,273	30,916	32,343
2025	30,848	34,314	35,882
2025	32,562	37,120	38,797
2025	32,951	38,012	39,827

202501-4140694, 202601-5112879

F290-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
U.S. Large-Cap Core Fund (Advisor Class)	12.39%	12.27%	12.66%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
S&P 500 Index (Strategy Benchmark)	17.88	14.42	14.82

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$17,853,184
  Number of Portfolio Holdings75
  Investment Advisory Fees Paid (000s)$22,045
  Portfolio Turnover Rate65.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	34.0%
Financials	12.6
Consumer Discretionary	10.5
Industrials & Business Services	9.9
Communication Services	9.7
Health Care	8.6
Consumer Staples	4.4
Energy	3.8
Materials	3.1
Other	3.4

Top Ten Holdings (as a % of Net Assets)

NVIDIA	8.6%
Microsoft	8.1
Apple	7.8
Alphabet	5.9
Broadcom	3.6
Amazon.com	2.9
Visa	2.9
JPMorgan Chase	2.1
Bank of America	1.9
Meta Platforms	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

U.S. Large-Cap Core Fund

Advisor Class (PAULX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

U.S. Large-Cap Core Fund

I Class (RCLIX)

This annual shareholder report contains important information about U.S. Large-Cap Core Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Large-Cap Core Fund - I Class	$61	0.57%

What drove fund performance during the past 12 months?

  U.S. large-cap stocks recorded a positive double-digit return in 2025 as anticipation of interest rate cuts by the Federal Reserve and rising valuations in the technology sector driven by artificial intelligence spending outweighed U.S. trade policy uncertainty, signs of labor market weakness, and a federal government shutdown.

  The consumer discretionary sector contributed to relative performance versus the S&P 500 Index due to positive stock selection. Ulta Beauty was a key contributor as the beauty products retailer reported a string of better-than-expected earnings and gained share. The energy sector added value owing to favorable stock selection, driven by our holding in TechnipFMC, a UK oilfield services company.

  Information technology detracted the most from relative returns due to adverse stock selection and an underweight to the sector, which outpaced the benchmark. Accenture, a Dublin, Ireland-headquartered management and technology consulting services company, was a large detractor. Health care weighed on relative performance owing to negative stock selection. Eli Lilly & Co. led performance detractors in the sector due to an underweight position in the drugmaker, whose shares surged over the period.

  The fund relies on a core investing approach leveraging T. Rowe Price’s fundamental research platform to identify large U.S. companies that appear to offer the most favorable combination of business fundamentals, earnings growth potential, and reasonable valuation. Sector allocations are driven by bottom-up stock selection. Industrials and business services was the largest overweight versus the benchmark at year-end. Conversely, health care was the largest underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
11/29/16	500,000	500,000	500,000
12/31/16	502,912	508,515	508,640
3/31/17	541,101	537,720	539,495
6/30/17	559,948	553,935	556,155
9/30/17	573,835	579,257	581,073
12/31/17	609,134	615,967	619,684
3/31/18	606,066	611,997	614,980
6/30/18	620,898	635,796	636,097
9/30/18	663,603	681,090	685,145
12/31/18	589,488	583,679	592,515
3/31/19	663,518	665,648	673,381
6/30/19	699,019	692,907	702,362
9/30/19	707,826	700,962	714,290
12/31/19	764,729	764,731	779,076
3/31/20	614,810	604,904	626,393
6/30/20	723,894	738,150	755,075
9/30/20	789,858	806,115	822,499
12/31/20	885,218	924,466	922,417
3/31/21	933,675	983,141	979,376
6/30/21	1,012,131	1,064,150	1,063,101
9/30/21	1,011,554	1,063,067	1,069,289
12/31/21	1,112,636	1,161,694	1,187,201
3/31/22	1,051,806	1,100,375	1,132,607
6/30/22	912,144	916,599	950,245
9/30/22	867,763	875,677	903,848
12/31/22	944,850	938,568	972,188
3/31/23	983,732	1,005,960	1,045,074
6/30/23	1,055,989	1,090,328	1,136,436
9/30/23	1,038,168	1,054,851	1,099,236
12/31/23	1,158,954	1,182,191	1,227,754
3/31/24	1,313,959	1,300,639	1,357,354
6/30/24	1,373,225	1,342,467	1,415,501
9/30/24	1,416,861	1,426,091	1,498,825
12/31/24	1,426,484	1,463,644	1,534,934
3/31/25	1,376,828	1,394,532	1,469,359
6/30/25	1,503,920	1,547,808	1,630,142
9/30/25	1,588,995	1,674,360	1,762,584
12/31/25	1,609,394	1,714,593	1,809,380

202501-4140694, 202601-5112879

F310-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/29/16
U.S. Large-Cap Core Fund (I Class)	12.82%	12.70%	13.73%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.52
S&P 500 Index (Strategy Benchmark)	17.88	14.42	15.20

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$17,853,184
  Number of Portfolio Holdings75
  Investment Advisory Fees Paid (000s)$22,045
  Portfolio Turnover Rate65.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	34.0%
Financials	12.6
Consumer Discretionary	10.5
Industrials & Business Services	9.9
Communication Services	9.7
Health Care	8.6
Consumer Staples	4.4
Energy	3.8
Materials	3.1
Other	3.4

Top Ten Holdings (as a % of Net Assets)

NVIDIA	8.6%
Microsoft	8.1
Apple	7.8
Alphabet	5.9
Broadcom	3.6
Amazon.com	2.9
Visa	2.9
JPMorgan Chase	2.1
Bank of America	1.9
Meta Platforms	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

U.S. Large-Cap Core Fund

I Class (RCLIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

U.S. Large-Cap Core Fund

Z Class (TRZLX)

This annual shareholder report contains important information about U.S. Large-Cap Core Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Large-Cap Core Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  U.S. large-cap stocks recorded a positive double-digit return in 2025 as anticipation of interest rate cuts by the Federal Reserve and rising valuations in the technology sector driven by artificial intelligence spending outweighed U.S. trade policy uncertainty, signs of labor market weakness, and a federal government shutdown.

  The consumer discretionary sector contributed to relative performance versus the S&P 500 Index due to positive stock selection. Ulta Beauty was a key contributor as the beauty products retailer reported a string of better-than-expected earnings and gained share. The energy sector added value owing to favorable stock selection, driven by our holding in TechnipFMC, a UK oilfield services company.

  Information technology detracted the most from relative returns due to adverse stock selection and an underweight to the sector, which outpaced the benchmark. Accenture, a Dublin, Ireland-headquartered management and technology consulting services company, was a large detractor. Health care weighed on relative performance owing to negative stock selection. Eli Lilly & Co. led performance detractors in the sector due to an underweight position in the drugmaker, whose shares surged over the period.

  The fund relies on a core investing approach leveraging T. Rowe Price’s fundamental research platform to identify large U.S. companies that appear to offer the most favorable combination of business fundamentals, earnings growth potential, and reasonable valuation. Sector allocations are driven by bottom-up stock selection. Industrials and business services was the largest overweight versus the benchmark at year-end. Conversely, health care was the largest underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
3/31/20	10,864	10,865	10,839
6/30/20	12,808	13,259	13,066
9/30/20	14,000	14,480	14,233
12/31/20	15,709	16,606	15,962
3/31/21	16,595	17,659	16,947
6/30/21	18,020	19,115	18,396
9/30/21	18,030	19,095	18,503
12/31/21	19,864	20,867	20,544
3/31/22	18,802	19,765	19,599
6/30/22	16,328	16,464	16,443
9/30/22	15,559	15,729	15,640
12/31/22	16,960	16,859	16,823
3/31/23	17,685	18,069	18,084
6/30/23	19,013	19,585	19,665
9/30/23	18,718	18,948	19,021
12/31/23	20,929	21,235	21,245
3/31/24	23,764	23,362	23,488
6/30/24	24,871	24,114	24,494
9/30/24	25,697	25,616	25,936
12/31/24	25,908	26,290	26,561
3/31/25	25,042	25,049	25,426
6/30/25	27,388	27,802	28,208
9/30/25	28,981	30,075	30,500
12/31/25	29,396	30,798	31,310

202501-4140694, 202601-5112879

F1270-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
U.S. Large-Cap Core Fund (Z Class)	13.46%	13.35%	20.45%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	21.42
S&P 500 Index (Strategy Benchmark)	17.88	14.42	21.77

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$17,853,184
  Number of Portfolio Holdings75
  Investment Advisory Fees Paid (000s)$22,045
  Portfolio Turnover Rate65.4%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	34.0%
Financials	12.6
Consumer Discretionary	10.5
Industrials & Business Services	9.9
Communication Services	9.7
Health Care	8.6
Consumer Staples	4.4
Energy	3.8
Materials	3.1
Other	3.4

Top Ten Holdings (as a % of Net Assets)

NVIDIA	8.6%
Microsoft	8.1
Apple	7.8
Alphabet	5.9
Broadcom	3.6
Amazon.com	2.9
Visa	2.9
JPMorgan Chase	2.1
Bank of America	1.9
Meta Platforms	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

U.S. Large-Cap Core Fund

Z Class (TRZLX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$23,735	$23,525
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRULX U.S. Large-Cap Core
Fund
PAULX U.S. Large-Cap Core
Fund
.
Advisor Class
RCLIX U.S. Large-Cap Core
Fund
.
I Class
TRZLX U.S. Large-Cap Core
Fund
.
Z Class

T. ROWE PRICE U.S. Large-Cap Core Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 41.19 $ 35.65 $ 29.21 $ 35.84 $ 30.66
Investment activities
Net investment income
(1)(2)
0.21 0.23 0.25 0.17 0.18
Net realized and unrealized
gain/loss 5.09 8.05 6.35 (5.56) 7.61
Total from investment
activities 5.30 8.28 6.60 (5.39) 7.79
Distributions
Net investment income (0.22) (0.24) (0.16) (0.06) (0.17)
Net realized gain (3.14) (2.50)  (1.18) (2.44)
Total distributions (3.36) (2.74) (0.16) (1.24) (2.61)
NET ASSET VALUE
End of period $ 43.13 $ 41.19 $ 35.65 $ 29.21 $ 35.84
Ratios/Supplemental Data
Total return
(2)(3)
12.76% 23.00% 22.60% (15.16)% 25.65%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.69% 0.68% 0.69% 0.70% 0.65%
Net expenses after waivers/
payments by Price Associates 0.64% 0.64% 0.64% 0.64% 0.64%
Net investment income 0.48% 0.56% 0.78% 0.53% 0.51%
Portfolio turnover rate 65.4% 58.4% 57.1% 90.6% 47.9%
Net assets, end of period (in
thousands) $1,867,974 $1,953,192 $1,810,992 $1,534,799 $3,187,237
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. Large-Cap Core Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 41.22 $ 35.67 $ 29.23 $ 35.91 $ 30.69
Investment activities
Net investment income
(1)(2)
0.07 0.10 0.15 0.07 0.07
Net realized and unrealized
gain/loss 5.08 8.04 6.35 (5.57) 7.61
Total from investment
activities 5.15 8.14 6.50 (5.50) 7.68
Distributions
Net investment income (0.06) (0.09) (0.06)  (0.02)
Net realized gain (3.14) (2.50)  (1.18) (2.44)
Total distributions (3.20) (2.59) (0.06) (1.18) (2.46)
NET ASSET VALUE
End of period $ 43.17 $ 41.22 $ 35.67 $ 29.23 $ 35.91
Ratios/Supplemental Data
Total return
(2)(3)
12.39% 22.61% 22.23% (15.44)% 25.25%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.97% 0.95% 0.95% 0.97% 0.97%
Net expenses after
waivers/payments by Price
Associates 0.97% 0.95% 0.95% 0.97% 0.97%
Net investment income 0.16% 0.24% 0.46% 0.21% 0.21%
Portfolio turnover rate 65.4% 58.4% 57.1% 90.6% 47.9%
Net assets, end of period (in
thousands) $11,117 $12,604 $12,892 $9,574 $12,728
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. Large-Cap Core Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 41.08 $ 35.59 $ 29.16 $ 35.85 $ 30.69
Investment activities
Net investment income
(1)(2)
0.24 0.26 0.27 0.21 0.21
Net realized and unrealized
gain/loss 5.07 8.04 6.34 (5.57) 7.60
Total from investment
activities 5.31 8.30 6.61 (5.36) 7.81
Distributions
Net investment income (0.26) (0.31) (0.18) (0.15) (0.21)
Net realized gain (3.14) (2.50)  (1.18) (2.44)
Total distributions (3.40) (2.81) (0.18) (1.33) (2.65)
NET ASSET VALUE
End of period $ 42.99 $ 41.08 $ 35.59 $ 29.16 $ 35.85
Ratios/Supplemental Data
Total return
(2)(3)
12.82% 23.08% 22.66% (15.08)% 25.69%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.57% 0.57% 0.58% 0.58% 0.57%
Net expenses after
waivers/payments by Price
Associates 0.57% 0.57% 0.58% 0.58% 0.57%
Net investment income 0.55% 0.64% 0.84% 0.69% 0.59%
Portfolio turnover rate 65.4% 58.4% 57.1% 90.6% 47.9%
Net assets, end of period (in
thousands) $2,610,020 $2,492,650 $1,677,656 $1,469,403 $327,420
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. Large-Cap Core Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 41.31 $ 35.73 $ 29.24 $ 35.90 $ 30.66
Investment activities
Net investment income
(1)(2)
0.48 0.50 0.46 0.39 0.41
Net realized and unrealized
gain/loss 5.13 8.09 6.38 (5.58) 7.62
Total from investment
activities 5.61 8.59 6.84 (5.19) 8.03
Distributions
Net investment income (0.50) (0.51) (0.35) (0.29) (0.35)
Net realized gain (3.14) (2.50)  (1.18) (2.44)
Total distributions (3.64) (3.01) (0.35) (1.47) (2.79)
NET ASSET VALUE
End of period $ 43.28 $ 41.31 $ 35.73 $ 29.24 $ 35.90
Ratios/Supplemental Data
Total return
(2)(3)
13.46% 23.79% 23.40% (14.62)% 26.45%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.54% 0.54% 0.55% 0.55% 0.55%
Net expenses after waivers/
payments by Price Associates 0.00% 0.00% 0.00% 0.00% 0.00%
Net investment income 1.12% 1.21% 1.42% 1.27% 1.16%
Portfolio turnover rate 65.4% 58.4% 57.1% 90.6% 47.9%
Net assets, end of period (in
millions) $13,364 $14,770 $12,479 $5,641 $3,083
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. Large-Cap Core Fund
December 31, 2025

Portfolio of Investments
Shares $ Value
(Cost and value in $000s)
COMMON STOCKS  99.7%
COMMUNICATION SERVICES  9.7%
Entertainment  1.1%
Netflix (1) 2,073,802 194,440
194,440
Interactive Media & Services  7.5%
Alphabet, Class C  3,368,448 1,057,019
Meta Platforms, Class A  421,523 278,243
1,335,262
Wireless Telecommunication Services  1.1%
T-Mobile U.S.  1,005,798 204,217
204,217
Total Communication Services 1,733,919
CONSUMER DISCRETIONARY  10.5%
Broadline Retail  2.9%
Amazon.com (1) 2,222,718 513,048
513,048
Hotels, Restaurants & Leisure  2.6%
Booking Holdings  33,437 179,066
DoorDash, Class A (1) 477,282 108,095
McDonald's  566,258 173,065
460,226
Household Durables  0.7%
PulteGroup  1,073,779 125,911
125,911
Specialty Retail  4.3%
Lowe's  1,069,176 257,842
O'Reilly Automotive (1) 1,305,238 119,051
TJX  1,387,450 213,126
Ulta Beauty (1) 294,243 178,020
768,039
Total Consumer Discretionary 1,867,224
CONSUMER STAPLES  4.4%
Beverages  0.9%
Coca-Cola  2,372,010 165,827
165,827
Consumer Staples Distribution & Retail  1.4%
Dollar Tree (1) 1,151,395 141,633

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
U.S. Foods Holding (1) 1,360,552 102,477
244,110
Food Products  0.7%
Mondelez International, Class A  2,333,912 125,634
125,634
Household Products  1.4%
Procter & Gamble  1,742,368 249,699
249,699
Total Consumer Staples 785,270
ENERGY  3.8%
Energy Equipment & Services  1.5%
SLB  3,619,503 138,916
TechnipFMC  2,882,562 128,447
267,363
Oil, Gas & Consumable Fuels  2.3%
ConocoPhillips  1,575,232 147,457
Expand Energy  865,188 95,482
Valero Energy  986,091 160,526
403,465
Total Energy 670,828
FINANCIALS  12.6%
Banks  4.0%
Bank of America  6,169,679 339,332
JPMorgan Chase  1,162,800 374,678
714,010
Capital Markets  2.8%
Charles Schwab  1,445,519 144,422
Goldman Sachs Group  254,604 223,797
Tradeweb Markets, Class A  1,175,739 126,439
494,658
Consumer Finance  1.0%
American Express  475,434 175,887
175,887
Financial Services  2.9%
Visa, Class A  1,459,154 511,740
511,740
Insurance  1.9%
Chubb  512,559 159,980

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
Progressive  774,023 176,260
336,240
Total Financials 2,232,535
HEALTH CARE  8.6%
Biotechnology  2.6%
Gilead Sciences  1,740,628 213,644
Regeneron Pharmaceuticals  198,339 153,092
Vertex Pharmaceuticals (1) 197,884 89,713
456,449
Health Care Equipment & Supplies  0.8%
Abbott Laboratories  1,124,971 140,948
STERIS  35,430 8,982
149,930
Health Care Providers & Services  4.3%
Cencora  543,467 183,556
Elevance Health  423,997 148,632
Encompass Health  1,028,616 109,178
Quest Diagnostics  868,253 150,668
UnitedHealth Group  554,355 182,998
775,032
Life Sciences Tools & Services  0.9%
Mettler-Toledo International (1) 109,882 153,196
153,196
Total Health Care 1,534,607
INDUSTRIALS & BUSINESS SERVICES  9.9%
Aerospace & Defense  1.1%
General Electric  614,989 189,435
189,435
Commercial Services & Supplies  0.7%
Republic Services  587,083 124,420
124,420
Ground Transportation  1.6%
CSX  4,146,595 150,314
Old Dominion Freight Line  836,623 131,183
281,497
Machinery  4.8%
Caterpillar  360,733 206,653
Deere  463,739 215,903
Parker-Hannifin  219,433 192,873

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
Pentair  1,389,644 144,717
Westinghouse Air Brake Technologies  491,408 104,891
865,037
Professional Services  1.7%
Booz Allen Hamilton Holding  1,355,399 114,342
Broadridge Financial Solutions  553,292 123,478
Equifax  318,320 69,069
306,889
Total Industrials & Business Services 1,767,278
INFORMATION TECHNOLOGY  34.0%
Communications Equipment  0.7%
Arista Networks (1) 1,019,010 133,521
133,521
Electronic Equipment, Instruments & Components  1.8%
Keysight Technologies (1) 791,994 160,925
TE Connectivity  709,916 161,513
322,438
Semiconductors & Semiconductor Equipment  14.9%
Analog Devices  775,858 210,413
Broadcom  1,869,591 647,065
KLA  227,120 275,969
NVIDIA  8,233,300 1,535,511
2,668,958
Software  8.8%
Microsoft  3,006,683 1,454,092
PTC (1) 701,943 122,286
1,576,378
Technology Hardware, Storage & Peripherals  7.8%
Apple  5,094,717 1,385,050
1,385,050
Total Information Technology 6,086,345
MATERIALS  3.1%
Chemicals  1.2%
Ecolab  121,802 31,976
Linde  422,747 180,255
212,231
Containers & Packaging  1.9%
Ball  2,636,641 139,663
International Paper  1,037,572 40,870

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
Packaging Corp. of America  771,867 159,182
339,715
Total Materials 551,946
REAL ESTATE  1.4%
Health Care Real Estate Investment Trusts  0.8%
Welltower, REIT  821,054 152,396
152,396
Residential Real Estate Investment Trusts  0.6%
Equity LifeStyle Properties, REIT  1,876,529 113,736
113,736
Total Real Estate 266,132
UTILITIES  1.7%
Electric Utilities  0.8%
Southern  1,674,616 146,027
146,027
Gas Utilities  0.9%
Atmos Energy  929,499 155,812
155,812
Total Utilities 301,839
Total Common Stocks (Cost $12,866,935) 17,797,923
SHORT-TERM INVESTMENTS  1.1%
Money Market Funds  1.1%
T. Rowe Price Government Reserve Fund, 3.77% (2)(3) 194,061,136 194,061
Total Short-Term Investments (Cost $194,061) 194,061
Total Investments in Securities
100.8% of Net Assets
(Cost $13,060,996) $ 17,991,984
Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. Large-Cap Core Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.77% $  $  $ 2,125
Totals $ # $  $ 2,125+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government
Reserve Fund, 3.77% $ 215,527     $ 194,061
Total $ 194,061^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2,125 of dividend income and $0 of interest income.
Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $194,061.

T. ROWE PRICE U.S. Large-Cap Core Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $13,060,996) $ 17,991,984
Dividends receivable 7,096
Due from affiliates 6,327
Receivable for investment securities sold 5,562
Receivable for shares sold 1,721
Other assets 70
Total assets 18,012,760
Liabilities
Payable for shares redeemed 123,099
Payable for investment securities purchased 27,718
Investment management fees payable 8,417
Payable to directors 14
Other liabilities 328
Total liabilities 159,576
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 17,853,184

T. ROWE PRICE U.S. Large-Cap Core Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 4,988,432
Paid-in capital applicable to 413,036,064 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 12,864,752
NET ASSETS $ 17,853,184
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,867,974; Shares outstanding: 43,313,826) $ 43.13
Advisor Class
(Net assets: $11,117; Shares outstanding: 257,547) $ 43.17
I Class
(Net assets: $2,610,020; Shares outstanding: 60,706,718) $ 42.99
Z Class
(Net assets: $13,364,073; Shares outstanding:
308,757,973) $ 43.28

T. ROWE PRICE U.S. Large-Cap Core Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $387) $ 214,250
Other 35
Total income 214,285
Expenses
Investment management 102,141
Shareholder servicing
Investor Class $ 2,834
Advisor Class 22
I Class 780 3,636
Rule 12b-1 fees
Advisor Class 27
Prospectus and shareholder reports
Investor Class 46
Advisor Class 1
I Class 12
Z Class 6 65
Custody and accounting 524
Registration 226
Directors 60
Legal and audit 33
Miscellaneous 56
Waived / paid by Price Associates (80,096)
Total expenses 26,672
Net investment income 187,613
Realized and Unrealized Gain / Loss
Net realized gain on securities 2,212,783
Change in net unrealized gain / loss on securities 30,528
Net realized and unrealized gain / loss 2,243,311
INCREASE IN NET ASSETS FROM OPERATIONS $ 2,430,924

T. ROWE PRICE U.S. Large-Cap Core Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 187,613 $ 200,140
Net realized gain 2,212,783 1,592,391
Change in net unrealized gain / loss 30,528 2,035,225
Increase in net assets from operations 2,430,924 3,827,756
Distributions to shareholders
Net earnings
Investor Class (136,701) (123,191)
Advisor Class (770) (751)
I Class (194,003) (160,804)
Z Class (1,112,101) (1,012,718)
Decrease in net assets from distributions (1,443,575) (1,297,464)
Capital share transactions
*
Shares sold
Investor Class 136,827 379,934
Advisor Class 937 3,274
I Class 183,498 683,916
Z Class 299,565 1,223,646
Distributions reinvested
Investor Class 132,717 119,695
Advisor Class 735 718
I Class 184,050 153,363
Z Class 1,112,101 1,012,718
Shares redeemed
Investor Class (443,945) (636,118)
Advisor Class (3,730) (6,256)
I Class (364,268) (273,515)
Z Class (3,601,022) (1,943,634)
Increase (decrease) in net assets from capital
share transactions (2,362,535) 717,741

T. ROWE PRICE U.S. Large-Cap Core Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Net Assets
Increase (decrease) during period (1,375,186) 3,248,033
Beginning of period 19,228,370 15,980,337
End of period $ 17,853,184 $ 19,228,370
*Share information (000s)
Shares sold
Investor Class 3,238 9,258
Advisor Class 22 82
I Class 4,276 16,484
Z Class 7,099 31,721
Distributions reinvested
Investor Class 3,042 2,818
Advisor Class 17 17
I Class 4,232 3,619
Z Class 25,408 23,778
Shares redeemed
Investor Class (10,387) (15,460)
Advisor Class (87) (154)
I Class (8,479) (6,569)
Z Class (81,313) (47,231)
Increase (decrease) in shares outstanding (52,932) 18,363

T. ROWE PRICE U.S. Large-Cap Core Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price U.S. Large-Cap Core Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Large-Cap
Core Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth. The fund has four classes of shares: the U.S. Large-Cap Core
Fund, Inc. (Investor Class), the U.S. Large-Cap Core Fund Advisor Class
(Advisor Class), the U.S. Large-Cap Core Fund I Class (I Class) and the U.S.
Large-Cap Core Fund Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by
T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred,

T. ROWE PRICE U.S. Large-Cap Core Fund

are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2025, the fund realized $822,750,000 of net gain on
$1,847,683,000 of in-kind redemptions.
Capital Transactions  Each investor s interest in the net assets of the fund is represented by fund shares. The fund s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE U.S. Large-Cap Core Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 unobservable inputs (including the Valuation Designee s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE U.S. Large-Cap Core Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE U.S. Large-Cap Core Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On December 31, 2025 , all of the fund s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, there were no securities on loan.

T. ROWE PRICE U.S. Large-Cap Core Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $12,514,014,000 and
$14,302,520,000, respectively, for the year ended December 31, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 217,764 $ 464,979
Long-term capital gain 1,225,811 832,485
Total distributions $ 1,443,575 $ 1,297,464

T. ROWE PRICE U.S. Large-Cap Core Fund

At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax
($000s)
Cost of investments $ 13,081,389
Unrealized appreciation $ 5,292,885
Unrealized depreciation (382,290)
Net unrealized appreciation (depreciation) $ 4,910,595
($000s)
Undistributed long-term capital gain $ 77,837
Net unrealized appreciation (depreciation) 4,910,595
Total distributable earnings (loss) $ 4,988,432

T. ROWE PRICE U.S. Large-Cap Core Fund

liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25%
of the fund s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund s group fee is determined by applying the group fee rate to the fund s average daily net assets. At December 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class s net assets grow or expenses decline sufficiently to allow repayment without causing the class s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and

T. ROWE PRICE U.S. Large-Cap Core Fund

acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class s net assets grow or expenses decline sufficiently to allow repayment without causing the class s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $2,470,000 remain subject to repayment by the fund at December 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.64% 1.13% 0.05% 0.00%
Expense limitation date 02/28/27 02/28/27 02/28/27 N/A
(Waived)/repaid during the
period ($000s) $(953) $ $ $(79,143)

T. ROWE PRICE U.S. Large-Cap Core Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2025, expenses incurred pursuant to these service agreements were $124,000 for Price Associates; $1,900,000 for T. Rowe Price Services,
Inc.; and $137,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2025, the fund was charged $252,000 for shareholder servicing costs related to the college savings plans, of which $57,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
December 31, 2025, approximately 25% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.

T. ROWE PRICE U.S. Large-Cap Core Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund s net assets as of December 31, 2025.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund s performance to its benchmark index

T. ROWE PRICE U.S. Large-Cap Core Fund

and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE U.S. Large-Cap Core Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price U.S. Large-
Cap Core Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price U.S. Large-Cap Core Fund, Inc.
(the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the financial statements ).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund s management.
Our responsibility is to express an opinion on the Fund s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE U.S. Large-Cap Core Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE U.S. Large-Cap Core Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund s distributions to shareholders included:
$1,459,647,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $207,697,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $190,797,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $6,269,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F190-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Large-Cap Core Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026